ACCUMULATED OTHER COMPREHENSIVE INCOME (Schedule of Amounts Reclassified out of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on held-to-maturity securities	$ 864	$ 1,663
Amounts reclassified from accumulated other comprehensive income	(25)	(117)
Investment Security Gains [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	(46)	(4)
Unrealized gains and losses on held-to-maturity securities	8	(172)
Total Before Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	(46)	(4)
Unrealized gains and losses on held-to-maturity securities	8	(172)
Income Tax Expense Benefit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	(16)	(1)
Unrealized gains and losses on held-to-maturity securities	3	(58)
Net Of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	(30)	(3)
Unrealized gains and losses on held-to-maturity securities	$ 5	$ (114)